Related Party Transactions (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 07, 2021	Jan. 22, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 26, 2023	Mar. 25, 2021	Mar. 23, 2021
Related Party Transactions (Details) [Line Items]
Offering costs		$ 25,000
Shares subject to forfeiture (in Shares)					1,125,000		1,125,000
Founder shares outstanding percentage					20.00%		20.00%
Aggregate principal amount		$ 251,000
Borrowings amount										$ 149,000
Discretion amount			$ 1,500,000		$ 1,500,000		$ 1,500,000
Sponsor amount					10,000		10,000
General and administrative expenses			$ 30,000	$ 30,000	$ 60,000	$ 60,000	$ 120,000	$ 100,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares issued (in Shares)	532,687
Shares issued (in Shares)											4,500,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)			$ 10		$ 10		$ 10
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares issued (in Shares)		8,625,000
Shares issued (in Shares)									1
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)					1,000,000
Price per share (in Dollars per share)			$ 12		$ 12		$ 12